Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of voluntary change in accounting policy [abstract]
Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
		Average Exchange Rate for			Exchange Rate as of December 31,
Country or Zone	Functional currency	2025	2024	2023	2025	2024
Mexico	Mexican peso	1.00	1.00	1.00	1.00	1.00
Guatemala	Quetzal	2.50	2.36	2.27	2.34	2.63
Costa Rica	Colon	0.04	0.04	0.03	0.04	0.04
Panama	Balboa	19.23	18.30	17.77	17.97	20.27
Colombia	Colombian peso	0.005	0.005	0.004	0.005	0.005
Nicaragua	Cordoba	0.53	0.50	0.49	0.49	0.55
Argentina	Argentine peso	0.02	0.02	0.07	0.01	0.02
Brazil	Real	3.44	3.39	3.56	3.27	3.27
Uruguay	Uruguayan peso	0.47	0.45	0.46	0.46	0.46
(1)Exchange rates published by the central bank of each country

Disclosure of Recognition of Effects of Inflation in Countries With Hyperinflationary Economic Environments
As of December 31, 2025, 2024, and 2023, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2023-2025	Type of Economy	Cumulative Inflation 2022-2024	Type of Economy	Cumulative Inflation 2021-2023	Type of Economy
Mexico	13.1%	Non-hyperinflationary	17.6%	Non-hyperinflationary	21.1%	Non-hyperinflationary
Guatemala	7.7%	Non-hyperinflationary	15.7%	Non-hyperinflationary	17.3%	Non-hyperinflationary
Costa Rica	(2.2)%	Non-hyperinflationary	6.9%	Non-hyperinflationary	9.5%	Non-hyperinflationary
Panama	1.9%	Non-hyperinflationary	3.8%	Non-hyperinflationary	6.7%	Non-hyperinflationary
Colombia	20.8%	Non-hyperinflationary	30.0%	Non-hyperinflationary	30.6%	Non-hyperinflationary
Nicaragua	11.5%	Non-hyperinflationary	21.2%	Non-hyperinflationary	26.3%	Non-hyperinflationary
Argentina	792.1%	Hyperinflationary	1221.0%	Hyperinflationary	815.6%	Hyperinflationary
Brazil	14.4%	Non-hyperinflationary	16.0%	Non-hyperinflationary	21.8%	Non-hyperinflationary
Uruguay	14.9%	Non-hyperinflationary	20.1%	Non-hyperinflationary	22.9%	Non-hyperinflationary

Schedule of Property, Plant and Equipment
The estimated useful lives of the Company’s principal assets are as follows:

	2025	2024
Buildings	20 - 50	20 - 50
Machinery and equipment	5 - 25	5 - 25
Distribution equipment	4 - 14	4 - 14
Refrigeration equipment	7 - 10	7 - 10
Returnable bottles	1.5 - 4	1.5 - 4
Other equipment	3 - 10	3 - 10

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2023	Ps. 5,452	Ps. 20,247	Ps. 44,580	Ps. 21,866	Ps. 22,969	Ps. 10,403	Ps. 897	Ps. 1,413	Ps. 127,827
Additions (1)	1	27	211	855	2,782	15,939	—	297	20,112
Transfer of completed projects in progress	72	1,506	5,415	2,346	2,110	(11,109)	(331)	(9)	—
Disposals	(8)	(44)	(1,071)	(1,245)	(270)	(2)	—	(3)	(2,643)
Effects of changes in foreign exchange rates	(475)	(1,908)	(4,788)	(1,298)	(2,155)	(550)	(51)	(116)	(11,341)
Changes in value on the recognition of inflation effects	177	592	1,895	400	655	128	—	—	3,847
Cost as of December 31, 2023	Ps. 5,219	Ps. 20,420	Ps. 46,242	Ps. 22,924	Ps. 26,091	Ps. 14,809	Ps. 515	Ps. 1,582	Ps. 137,802

Cost as of January 1, 2024	Ps. 5,219	Ps. 20,420	Ps. 46,242	Ps. 22,924	Ps. 26,091	Ps. 14,809	Ps. 515	Ps. 1,582	Ps. 137,802
Additions (1)	492	644	646	1,670	2,619	21,023	7	346	27,447
Transfer of completed projects in progress	360	995	7,753	1,565	2,215	(12,897)	7	2	—
Disposals (2)	(8)	(82)	(1,591)	(1,042)	(455)	—	(17)	(186)	(3,381)
Effects of changes in foreign exchange rates	100	234	840	485	1,112	289	(1)	(16)	3,043
Changes in value on the recognition of inflation effects	278	978	3,141	813	1,325	188	—	—	6,723
Cost as of December 31, 2024	Ps. 6,441	Ps. 23,189	Ps. 57,031	Ps. 26,415	Ps. 32,907	Ps. 23,412	Ps. 511	Ps. 1,728	Ps. 171,634

Cost as of January 1, 2025	Ps. 6,441	Ps. 23,189	Ps. 57,031	Ps. 26,415	Ps. 32,907	Ps. 23,412	Ps. 511	Ps. 1,728	Ps. 171,634
Additions (1)	—	209	742	2,780	1,934	18,688	15	449	24,817
Transfer of completed projects in progress	116	3,882	12,553	899	1,921	(19,253)	37	2	157
Disposals	(61)	(63)	(1,578)	(1,825)	(1,706)	(21)	(6)	(42)	(5,302)
Effects of changes in foreign exchange rates	(285)	(987)	(2,935)	(924)	(1,753)	(1,130)	(6)	(39)	(8,059)
Changes in value on the recognition of inflation effects	115	401	1,241	302	501	(5)	—	—	2,555
Cost as of December 31, 2025	Ps. 6,326	Ps. 26,631	Ps. 67,054	Ps. 27,647	Ps. 33,804	Ps. 21,691	Ps. 551	Ps. 2,098	Ps. 185,802

(1) Total includes Ps. 3,152, Ps. 3,503 and Ps. 499 outstanding payment to suppliers, as of December 31, 2025, 2024 and 2023, respectively.
(2) This amount includes write-off for damaged assets. For more information see note 2.5

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2023	Ps. —	Ps. (6,043)	Ps. (22,267)	Ps. (12,295)	Ps. (15,075)	Ps. —	Ps. (392)	Ps. (550)	Ps. (56,622)
Depreciation for the year	—	(555)	(3,101)	(1,844)	(3,256)	—	(15)	(148)	(8,919)
Disposals	—	26	825	1,260	261	—	—	1	2,373
Effects of changes in foreign exchange rates	—	640	3,087	793	1,783	—	117	114	6,534
Changes in value on the recognition of inflation effects	—	(218)	(1,264)	(291)	(649)	—	(2)	(14)	(2,438)
Accumulated depreciation as of December 31, 2023	Ps. —	Ps. (6,150)	Ps. (22,720)	Ps. (12,377)	Ps. (16,936)	Ps. —	Ps. (292)	Ps. (597)	Ps. (59,072)

Accumulated depreciation as of January 1, 2024	Ps. —	Ps. (6,150)	Ps. (22,720)	Ps. (12,377)	Ps. (16,936)	Ps. —	Ps. (292)	Ps. (597)	Ps. (59,072)
Depreciation for the year	—	(584)	(3,538)	(2,029)	(3,878)	—	(12)	(180)	(10,221)
Disposals	—	67	1,233	940	365	—	14	185	2,804
Effects of changes in foreign exchange rates	—	(183)	(281)	(316)	(818)	—	—	(13)	(1,611)
Changes in value on the recognition of inflation effects	—	(382)	(2,105)	(494)	(1,122)	—	(6)	(44)	(4,153)
Accumulated depreciation as of December 31, 2024	Ps. —	Ps. (7,232)	Ps. (27,411)	Ps. (14,276)	Ps. (22,389)	Ps. —	Ps. (296)	Ps. (649)	Ps. (72,253)

Accumulated depreciation as of January 1, 2025	Ps. —	Ps. (7,232)	Ps. (27,411)	Ps. (14,276)	Ps. (22,389)	Ps. —	Ps. (296)	Ps. (649)	Ps. (72,253)
Depreciation for the year	—	(650)	(4,077)	(2,381)	(4,356)	—	(35)	(295)	(11,794)
Disposals	—	31	1,186	1,637	1,698	—	4	23	4,579
Effects of changes in foreign exchange rates	—	407	1,983	531	1,433	—	8	43	4,405
Changes in value on the recognition of inflation effects	—	(153)	(831)	(185)	(440)	—	—	—	(1,609)
Accumulated depreciation as of December 31, 2025	Ps. —	Ps. (7,597)	Ps. (29,150)	Ps. (14,674)	Ps. (24,054)	Ps. —	Ps. (319)	Ps. (878)	Ps. (76,672)

Carrying Amount	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
As of December 31, 2023	Ps. 5,219	Ps. 14,270	Ps. 23,522	Ps. 10,547	Ps. 9,155	Ps. 14,809	Ps. 223	Ps. 985	Ps. 78,730
As of December 31, 2024	Ps. 6,441	Ps. 15,957	Ps. 29,620	Ps. 12,139	Ps. 10,518	Ps. 23,412	Ps. 215	Ps. 1,079	Ps. 99,381
As of December 31, 2025	Ps. 6,326	Ps. 19,034	Ps. 37,904	Ps. 12,973	Ps. 9,750	Ps. 21,691	Ps. 232	Ps. 1,220	Ps. 109,130

Summary of Revenue From Contracts With Customers

Sources of Revenue	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Sale of products	Ps. 291,147	Ps. 279,030	Ps. 244,264
Services rendered	80	77	23
Other operating revenues	519	686	801
Revenue from contracts with customers	Ps. 291,746	Ps. 279,793	Ps. 245,088